Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Construction in Progress

RMB
Balance at January 1, 2017	80,386
Additions	88,359
Transferred to property, plant and equipment	(90,803)
Transferred to intangible assets	(4,836)

Balance at December 31, 2017	73,106
Additions	74,457
Transferred to property, plant and equipment	(74,879)
Transferred to intangible assets	(6,040)

Balance at December 31, 2018	66,644